Rule 497(e)
                                                             File Nos. 333-52956



                          SCHWAB signature(TM) ANNUITY

                       SUPPLEMENT DATED DECEMBER 16, 2004
                      To the Prospectus dated May 3, 2004 for the
                        Variable Annuity-1 Series Account
                    of Great-West Life & Annuity Insurance Company

Please note the following changes to your Prospectus.

The Board of Trustees for PBHG Insurance Series Fund approved on December 8, 2004, an amendment to their Investment Advisory Agreement with Liberty Ridge Capital, Inc. to implement advisory fee breakpoints for each portfolio of PBHG Insurance Series Fund (each a "Fund"). As a result of this amendment, advisory fee breakpoints as approved by the Board are triggered once a Fund reaches a certain level of assets. Details of the breakpoints are shown in the Appendix C--Expenses of Each Sub-Account's Underlying Portfolio ("Appendix C") of your Prospectus. Appendix C, on page 48 of your Prospectus, is hereby replaced with the revised Appendix C below, which reflects the new advisory fee breakpoints for the Fund effective December 8, 2004.

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


Appendix C--Expenses of Each Sub-Account's Underlying Portfolio
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                   (as a percentage of Portfolio average net assets,
before and after fee waivers and expense reimbursements as of December 31, 2003)

                                                                       Management Fees                   Total               Total
                                                                                           12b-1 fees  Portfolio           Portfolio
                                                                                   Other fees          Expenses   Total Fee Expenses
                                                                                                       Before Fee  Waivers After Fee
                                                                                                        Waivers             Waivers
A I M V.I. High Yield Fund (formerly INVESCO VIF High Yield Fund)         0.63%      0.43%    0.00%      1.06%       0.01%    1.05%
Series I Shares
Alger American Balanced Portfolio - Class O Shares                        0.75%      0.12%    0.00%      0.87%       0.00%    0.87%
Alger American Growth Portfolio - Class O Shares                          0.75%      0.10%    0.00%      0.85%       0.00%    0.85%
Alger American MidCap Growth Portfolio - Class O Shares                   0.80%      0.13%    0.00%      0.93%       0.00%    0.93%
AllianceBernstein VP Growth & Income Portfolio - Class A Shares           0.63%      0.03%    0.00%      0.66%       0.08%    0.58%
AllianceBernstein VP Growth Portfolio - Class A Shares                    0.75%      0.14%    0.00%      0.89%       0.00%    0.89%
AllianceBernstein VP Real Estate Investment Portfolio - Class A Shares    0.90%      0.34%    0.00%      1.24%       0.35%    0.89%
AllianceBernstein VP Utility Income Portfolio - Class A Shares            0.75%      0.73%    0.00%      1.48%       0.20%    1.28%
American Century VP Balanced Fund - Original Class Shares                 0.90%      0.00%    0.00%      0.90%       0.00%    0.90%
American Century VP Income & Growth Fund - Original Class Shares          0.70%      0.00%    0.00%      0.70%       0.00%    0.70%
American Century VP International Fund - Original Class Shares            1.33%      0.01%    0.00%      1.34%       0.00%    1.34%
American Century VP Value Fund - Original Class Shares                    0.95%      0.00%    0.00%      0.95%       0.00%    0.95%
Baron Capital Asset Fund: Insurance Shares                                1.00%      0.19%    0.25%      1.44%       0.00%    1.44%
Delaware VIP Small Cap Value Series - Standard Class                      0.75%      0.11%    0.00%      0.86%       0.00%    0.86%
Dreyfus GVIT Mid Cap Index Fund-Class II Shares                           0.40%      0.24%    0.25%      0.89%       0.00%    0.89%
Dreyfus Investment Portfolios MidCap Stock Portfolio-Initial Shares       0.75%      0.07%    0.00%      0.82%       0.00%    0.82%
Dreyfus VIF Appreciation Portfolio - Initial Shares                       0.75%      0.05%    0.00%      0.80%       0.00%    0.80%
Dreyfus VIF Growth and Income Portfolio - Initial Shares                  0.75%      0.07%    0.00%      0.82%       0.00%    0.82%
Dreyfus VIF Developing Leaders Portfolio - Initial Shares                 0.75%      0.07%    0.00%      0.82%       0.00%    0.82%
Federated Fund for U.S. Government Securities II                          0.60%      0.37%    0.00%      0.97%       0.25%    0.72%
Federated International Equity Fund II                                    1.00%      1.00%    0.00%      2.00%       0.31%    1.69%
INVESCO VIF-Technology Fund                                               0.75%      0.41%    0.00%      1.16%       0.00%    1.16%
JPMorgan Small Company Portfolio                                          0.60%      0.55%    0.00%      1.15%       0.00%    1.15%
Janus Aspen Series Balanced Portfolio - Institutional Shares*             0.55%      0.02%    0.00%      0.57%       0.00%    0.57%
Janus Aspen Series Flexible Income Portfolio - Institutional Shares*      0.50%      0.04%    0.00%      0.54%       0.00%    0.54%
Janus Aspen Series Growth and Income Portfolio -Institutional Shares*     0.62%      0.18%    0.00%      0.80%       0.00%    0.80%
Janus Aspen Series Worldwide Growth Portfolio - Institutional Shares*     0.60%      0.06%    0.00%      0.66%       0.00%    0.66%
Oppenheimer Global Securities Fund/VA                                     0.63%      0.04%    0.00%      0.67%       0.00%    0.67%
PBHG Large Cap Growth Portfolio**                                         0.75%      0.58%    0.00%      1.33%       0.00%    1.33%
PIMCO VIT High Yield Portfolio                                            0.25%      0.35%    0.00%      0.60%       0.00%    0.60%
PIMCO VIT Low Duration Portfolio                                          0.25%      0.25%    0.00%      0.50%       0.00%    0.50%
SAFECO RST Core Equity Portfolio                                          0.74%      0.06%    0.00%      0.80%       0.00%    0.80%
SAFECO RST Small-Cap Value Portfolio                                      0.85%      0.20%    0.00%      1.05%       0.00%    1.05%
Schwab MarketTrack Growth Portfolio II(TM)                                0.44%      0.43%    0.00%      0.87%       0.37%    0.50%
Schwab Money Market Portfolio(TM)                                         0.38%      0.06%    0.00%      0.44%       0.00%    0.44%
Schwab S&P 500 Portfolio                                                  0.20%      0.12%    0.00%      0.32%       0.04%    0.28%
Scudder Variable Series I Capital Growth Portfolio - Class A Shares       0.47%      0.04%    0.00%      0.51%       0.00%    0.51%
Scudder Variable Series II Small Cap Growth Portfolio - Class A Shares    0.48%      0.11%    0.00%      0.59%       0.00%    0.59%
Scudder VIT EAFE(R) Equity Index Fund  - Class A Shares                   0.45%      0.64%    0.00%      1.09%       0.44%    0.65%
Scudder VIT Small Cap Index Fund  - Class A Shares                        0.35%      0.26%    0.00%      0.61%       0.16%    0.45%
Strong MidCap Growth Fund II                                              0.75%      0.71%    0.00%      1.46%       0.28%    1.18%
Strong Opportunity Fund II - Investor Class                               0.75%      0.66%    0.00%      1.41%       0.01%    1.40%


*The Janus Aspen Series funds fees' are as of July 1, 2004. The period from January 1, 2004 through June 30, 2004 does not reflect these lowered fees.

**For assets between $0 and $1 billion. Effective December 8, 2004, once assets of any Fund exceed $1 billion, the advisory fee charged on such assets will be reduced by 0.05% from their base level. Further fee breakpoints are triggered when the Fund's assets reach $1.5 billion, $2 billion, and $2.5 billion. In each case, base level advisory fees are reduced by an additional 0.05% - for a possible 0.20% reduction in total.

                Please keep this supplement for future reference.